Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Current:
PRC	$ 72,785	$ 51,142	$ 39,467
Deferred:
PRC	(13,377)	(518)	(1,936)
Total provision for income taxes	$ 59,408	$ 50,624	$ 37,531